Organization Nature and Continuance of Operations (Details Narrative) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization Nature And Continuance Of Operations Details Narrative
Accumulated deficit	$ (7,401,343)	$ (5,523,792)	$ (4,491,004)